Note 19 - Trade and Other Receivables	12 Months Ended
Jun. 30, 2021
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
19.	Trade and other receivables

	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Current receivables
Trade receivables	4,959	3,112	6,193	5,899
Contract assets	2,723	3,382	3,929	1,800
Prepayments	2,837	432	2,919	628
Other receivables	2,011	5,475	1,951	2,072
Current tax receivable	182	155	-	-
Total	12,712	12,556	14,992	10,399

In accordance with IFRS 15, contract assets are presented as a separate line item. The Company has not recognized any loss allowance for contract assets.

Analysis of trade receivables:

	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
Trade and other receivables	4,959	3,119	6,195	5,929
Less: credit note provision	-	(7)	(2)	(30)
Total	4,959	3,112	6,193	5,899

The maximum exposure to credit risk for trade receivables by geographic region was:

	As at June 30 2021			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
USA	-	-	108	78
United Kingdom	-	-	-	-
Australia	4,349	3,112	6,085	5,821
Netherlands	610	-	-	-
Total	4,959	3,112	6,193	5,899

The aging of the trade receivables, net of provisions is:

	As at June 30			As at March 31
(US dollars in thousands)	2021	2020	2019	2019
0-90 days	4,918	3,055	6,093	5,765
Greater than 90 days	41	57	100	134
Total	4,959	3,112	6,193	5,899